Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2020		$ 19,754	$ 40,073,087	$ (27,734,782)		$ 12,358,059
Balance, shares at Dec. 31, 2020		7,407,955
Net loss				(2,932,213)		(2,932,213)
Share-based compensation			651,852			651,852
Issuance of ordinary shares for service fee settlement		$ 93	274,307			274,400
Issuance of ordinary shares for service fee settlement, shares		35,000
Balance at Jun. 30, 2021		$ 19,847	40,999,246	(30,666,995)		10,352,098
Balance, shares at Jun. 30, 2021		7,442,955
Balance at Dec. 31, 2021		$ 19,861	41,587,339	(33,818,161)	30,704	7,819,743
Balance, shares at Dec. 31, 2021		7,447,955
Net loss				(1,060,377)		(1,060,377)
Conversion of Convertible Note		$ 4,267	3,968,059			3,972,326
Conversion of Convertible Note, Shares		1,600,000
Exercise of warrants		$ 133	419,209			419,342
Exercise of warrants, shares		50,000
Issuance of shares in exchange of service		165	167,914			168,079
Issuance of shares in exchange of service, shares		62,105
Exercise of options		$ 532	(532)
Exercise of options, shares		199,259
Share-based compensation			254,327			254,327
Balance at Jun. 30, 2022		$ 24,958	$ 46,396,316	$ (34,878,538)	$ 30,704	$ 11,573,440
Balance, shares at Jun. 30, 2022		9,359,319